Cover	Feb. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2026
Entity File Number	001-42211
Entity Registrant Name	Voyager Acquisition Corp./Cayman Islands
Entity Central Index Key	0002006815
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	131 Concord Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	(347)
Local Phone Number	720-2907
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one half of one redeemable warrant
Trading Symbol	VACHU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VACH
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Entitlingt The Holder Thereof To Purchase One Class A Ordinary Share At A Price Of 1150 Per Share [Member]
Title of 12(b) Security	Warrants, each whole warrant entitling the holder thereof to purchase one Class A ordinary share at a price of $11.50 per
Trading Symbol	VACHW
Security Exchange Name	NASDAQ